Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

July 31, 2020

LCSK6-QTLY-0920
1.9883968.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	10,433	$599,689
Entertainment - 2.6%
Activision Blizzard, Inc.	4,106	339,279
Electronic Arts, Inc. (a)	2,117	299,810
The Walt Disney Co.	5,327	622,939
Vivendi SA	22,965	609,409
Warner Music Group Corp. Class A	2,700	81,405
		1,952,842
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)	52	77,373
Class C (a)	52	77,114
Match Group, Inc. (a)	2,274	233,540
		388,027
Media - 4.4%
Comcast Corp. Class A	69,557	2,977,040
Discovery Communications, Inc. Class A (a)(b)	2,958	62,414
Interpublic Group of Companies, Inc.	14,023	253,115
		3,292,569

TOTAL COMMUNICATION SERVICES		6,233,127

CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.6%
BorgWarner, Inc.	13,200	483,120
Automobiles - 0.6%
General Motors Co.	17,705	440,677
Distributors - 0.1%
LKQ Corp. (a)	2,654	74,816
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp.	1,900	145,407
Household Durables - 1.1%
Mohawk Industries, Inc. (a)	4,069	324,910
Whirlpool Corp.	3,033	494,743
		819,653
Internet & Direct Marketing Retail - 1.0%
Expedia, Inc.	1,400	113,414
Ocado Group PLC (a)	2,900	77,934
The Booking Holdings, Inc. (a)	327	543,517
		734,865
Specialty Retail - 1.3%
Lowe's Companies, Inc.	6,833	1,017,502
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	1,100	107,371
Tapestry, Inc.	1,015	13,560
		120,931

TOTAL CONSUMER DISCRETIONARY		3,836,971

CONSUMER STAPLES - 7.8%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR (b)	1,400	76,202
Diageo PLC sponsored ADR	1,300	191,412
The Coca-Cola Co.	15,175	716,867
		984,481
Food & Staples Retailing - 1.3%
Performance Food Group Co. (a)	4,000	112,080
Sysco Corp.	7,700	406,945
Walmart, Inc.	3,689	477,357
		996,382
Household Products - 0.7%
Colgate-Palmolive Co.	100	7,720
Energizer Holdings, Inc.	200	10,026
Procter & Gamble Co.	2,363	309,837
Spectrum Brands Holdings, Inc.	2,853	154,518
		482,101
Personal Products - 0.2%
Unilever NV	1,900	112,272
Tobacco - 4.3%
Altria Group, Inc.	66,271	2,727,052
British American Tobacco PLC sponsored ADR	15,717	527,305
		3,254,357

TOTAL CONSUMER STAPLES		5,829,593

ENERGY - 7.2%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	7,000	52,482
Oil, Gas & Consumable Fuels - 7.1%
Cabot Oil & Gas Corp.	3,600	67,320
Cenovus Energy, Inc. (Canada)	137,210	610,528
Equinor ASA sponsored ADR	53,182	792,944
Exxon Mobil Corp.	63,280	2,662,822
Hess Corp.	20,339	1,000,882
Kosmos Energy Ltd.	64,919	104,520
Total SA sponsored ADR	2,850	107,331
		5,346,347

TOTAL ENERGY		5,398,829

FINANCIALS - 15.4%
Banks - 10.2%
Bank of America Corp.	96,493	2,400,746
JPMorgan Chase & Co.	11,337	1,095,608
M&T Bank Corp.	1,261	133,603
PNC Financial Services Group, Inc.	6,924	738,583
Truist Financial Corp.	18,795	704,061
U.S. Bancorp	14,190	522,760
Wells Fargo & Co.	84,120	2,040,751
		7,636,112
Capital Markets - 3.6%
KKR & Co. LP	10,887	385,073
Morgan Stanley	7,714	377,060
Northern Trust Corp.	11,561	905,804
Raymond James Financial, Inc.	1,807	125,550
State Street Corp.	14,416	919,597
		2,713,084
Consumer Finance - 0.4%
Discover Financial Services	6,500	321,295
Encore Capital Group, Inc. (a)	300	10,959
		332,254
Insurance - 0.4%
Chubb Ltd.	1,542	196,204
The Travelers Companies, Inc.	602	68,881
		265,085
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	13,630	112,720
Radian Group, Inc.	34,178	509,936
		622,656

TOTAL FINANCIALS		11,569,191

HEALTH CARE - 19.8%
Biotechnology - 2.3%
AbbVie, Inc.	2,181	206,999
ADC Therapeutics SA (a)	900	41,850
Alexion Pharmaceuticals, Inc. (a)	5,163	529,156
Alnylam Pharmaceuticals, Inc. (a)	1,126	164,126
Amgen, Inc.	546	133,590
Crinetics Pharmaceuticals, Inc. (a)	1,800	24,984
Gritstone Oncology, Inc. (a)	5,111	16,381
Heron Therapeutics, Inc. (a)	1,051	17,121
Insmed, Inc. (a)	7,574	197,833
Intercept Pharmaceuticals, Inc. (a)(b)	6,048	276,031
United Therapeutics Corp. (a)	300	33,441
Vaxcyte, Inc.	1,200	37,692
		1,679,204
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	1,135	319,321
Boston Scientific Corp. (a)	17,184	662,787
Intuitive Surgical, Inc. (a)	100	68,544
		1,050,652
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	3,089	309,487
Cardinal Health, Inc.	10,189	556,523
Centene Corp. (a)	1,700	110,925
Cigna Corp.	6,092	1,052,027
Covetrus, Inc. (a)	3,687	81,704
CVS Health Corp.	20,150	1,268,241
McKesson Corp.	6,562	985,350
UnitedHealth Group, Inc.	4,186	1,267,437
		5,631,694
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,995	10,995
Pharmaceuticals - 8.6%
Bayer AG	18,752	1,245,760
Bristol-Myers Squibb Co.	33,683	1,975,845
Elanco Animal Health, Inc. (a)	2,400	56,712
GlaxoSmithKline PLC sponsored ADR	31,305	1,262,218
Johnson & Johnson	10,487	1,528,585
Pliant Therapeutics, Inc.	1,500	34,935
Sanofi SA sponsored ADR	5,400	283,230
TherapeuticsMD, Inc. (a)(b)	51,588	95,438
		6,482,723

TOTAL HEALTH CARE		14,855,268

INDUSTRIALS - 12.5%
Aerospace & Defense - 0.9%
Airbus Group NV	900	65,876
General Dynamics Corp.	1,332	195,458
Huntington Ingalls Industries, Inc.	867	150,607
Raytheon Technologies Corp.	1,472	83,433
Safran SA (a)	600	63,811
The Boeing Co.	704	111,232
		670,417
Air Freight & Logistics - 3.2%
FedEx Corp.	3,223	542,753
United Parcel Service, Inc. Class B	12,485	1,782,359
XPO Logistics, Inc. (a)	1,012	75,920
		2,401,032
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	900	67,500
Building Products - 0.1%
Johnson Controls International PLC	2,600	100,048
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	1,100	47,685
Electrical Equipment - 1.1%
Acuity Brands, Inc.	1,758	174,218
Hubbell, Inc. Class B	1,254	169,252
Vertiv Holdings Co. (a)	2,500	36,250
Vertiv Holdings LLC (c)	29,000	420,500
		800,220
Industrial Conglomerates - 4.5%
3M Co.	1,301	195,761
General Electric Co.	528,915	3,210,514
		3,406,275
Machinery - 1.2%
Cummins, Inc.	600	115,956
Flowserve Corp.	5,124	142,806
Fortive Corp.	2,700	189,513
Otis Worldwide Corp.	1,886	118,328
Stanley Black & Decker, Inc.	800	122,656
Westinghouse Air Brake Co.	3,179	197,702
		886,961
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	1,435	185,689
Knight-Swift Transportation Holdings, Inc. Class A	12,917	561,760
Lyft, Inc. (a)	3,311	96,781
Ryder System, Inc.	4,300	157,509
		1,001,739
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	500	19,498

TOTAL INDUSTRIALS		9,401,375

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	6,632	312,367
IT Services - 3.2%
Fidelity National Information Services, Inc.	1,200	175,572
Gartner, Inc. (a)	100	12,464
Genpact Ltd.	3,800	151,316
IBM Corp.	1,100	135,234
MasterCard, Inc. Class A	803	247,750
Twilio, Inc. Class A (a)	300	83,226
Unisys Corp. (a)	12,882	153,167
Visa, Inc. Class A	7,618	1,450,467
		2,409,196
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	765	87,860
Applied Materials, Inc.	2,540	163,398
Intel Corp.	600	28,638
Lam Research Corp.	300	113,148
Marvell Technology Group Ltd.	2,731	99,600
Qualcomm, Inc.	18,166	1,918,511
		2,411,155
Software - 9.9%
Autodesk, Inc. (a)	1,221	288,681
Dynatrace, Inc.	2,527	105,704
Elastic NV (a)	1,800	173,142
Microsoft Corp.	26,667	5,466,997
Parametric Technology Corp. (a)	1,500	128,340
SAP SE sponsored ADR	7,346	1,169,630
Workday, Inc. Class A (a)	600	108,552
		7,441,046
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	6,927	2,944,252

TOTAL INFORMATION TECHNOLOGY		15,518,016

MATERIALS - 2.1%
Chemicals - 1.4%
DuPont de Nemours, Inc.	11,200	598,976
Intrepid Potash, Inc. (a)	29,551	26,776
Livent Corp. (a)	600	3,762
LyondellBasell Industries NV Class A	1,600	100,032
Nutrien Ltd.	5,307	172,826
PPG Industries, Inc.	1,200	129,180
		1,031,552
Metals & Mining - 0.7%
BHP Billiton Ltd. sponsored ADR (b)	7,416	391,861
Freeport-McMoRan, Inc.	12,584	162,585
		554,446

TOTAL MATERIALS		1,585,998

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	676	176,700
Equinix, Inc.	243	190,872
		367,572
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	900	94,617
Southern Co.	2,000	109,220
		203,837
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	3,100	58,931
Sempra Energy	221	27,506
		86,437

TOTAL UTILITIES		290,274

TOTAL COMMON STOCKS
(Cost $72,619,893)		74,886,214

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.14% (d)	295,837	295,926
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	854,984	855,070
TOTAL MONEY MARKET FUNDS
(Cost $1,150,966)		1,150,996
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $73,770,859)		76,037,210
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(915,618)
NET ASSETS - 100%		$75,121,592

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $420,500 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$290,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$629
Fidelity Securities Lending Cash Central Fund	6,837
Total	$7,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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